SEGMENT INFORMATION - Reconciliation of net loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
Research and development expense	$ (1,942)	$ (6,754)	$ (24,323)	$ (31,809)
Depreciation expense	(882)	(1,984)	(6,067)	(8,302)
Loss on impairment and lease termination			(17,063)
Loss from operations	(6,491)	(13,122)	(63,588)	(56,520)
Total other income (expense), net	(2,084)	252	(10,257)	2,176
Net income (loss)	(8,575)	(12,870)	(73,845)	(54,344)
Single reportable segment
Operating expenses
Reimbursement from JDAs and others	3,410	34	1,686	3,570
Payroll expense	(5,860)	(8,133)	(26,375)	(35,638)
Occupancy expense	(859)	(1,497)	(6,292)	(7,124)
Professional service expense	(916)	(606)	(4,146)	(3,671)
Research and development expense	(933)	(537)	(3,646)	(2,990)
Depreciation expense	(882)	(1,984)	(6,067)	(8,302)
Loss on impairment and lease termination			(17,063)
Other operating expense	(451)	(399)	(1,685)	(2,365)
Loss from operations	(6,491)	(13,122)	(63,588)	(56,520)
Total other income (expense), net			(10,257)	2,176
Net income (loss)	$ (8,575)	$ (12,870)	$ (73,845)	$ (54,344)